Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2015
Property, plant and equipment, net
Schedule of Property, Plant and Equipment, Net

	March 31,
	2014	2015	2015
	RMB	RMB	US$

Buildings	578,513	581,252	93,766
Leasehold improvements	14,864	14,864	2,398
Machineries	118,449	137,811	22,231
Motor vehicles	14,885	15,209	2,453
Furniture, fixtures and equipment	35,433	40,132	6,474
Construction-in-progress	9,684	4,283	691

	771,828	793,551	128,013
Less: Accumulated depreciation	(145,196)	(190,384)	(30,712)

Total property, plant and equipment, net	626,632	603,167	97,301

Schedule of Depreciation Expense of Property, Plant and Equipment

	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Direct costs	17,421	18,150	28,819	4,649
Research and development	2,073	1,863	2,231	360
Sales and marketing	2,805	2,611	2,530	408
General and administrative	8,954	9,820	12,408	2,002

Total depreciation expense	31,253	32,444	45,988	7,419

Schedule of interest cost incurred

	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Interest cost capitalized	1,274	25,912	—	—
Interest cost charged to income	70,097	70,075	101,102	16,309

Total interest cost incurred	71,371	95,987	101,102	16,309